Other payables and accruals (Tables)	12 Months Ended
Dec. 31, 2021
Trade and other payables [abstract]
Schedule Of Other Payables And Accruals

	As of December 31,
	2020	2021
	(as restated)	(as restated)
	RMB’000	RMB’000
Other taxes payable (Note i)	24,415	58,180
Advances from platform users	8,506	18,401
Employee benefit payables	3,926	11,403
Accrued expenses	1,038	10,508
Income tax payable	1,474	6,791
Contract liabilities (Note ii)	357	5,365
Deferred income (Note iii)	—	1,345
Others	231	155
Total	39,947	112,148

Notes:

(i)
Other taxes payable primarily represent value-added tax ("VAT") and related surcharges, and PRC individual income tax of employees withheld by the Group.
(ii)
Details of contract liabilities are as follows:

	As of December 31,
	2020	2021
	(as restated)	(as restated)
	RMB’000	RMB’000
VIP membership and coupon sales	75	4,961
Customer advances in charging piles sales	201	50
Others	81	354
Total	357	5,365

Contract liabilities include balances of customer advances collected from charging piles sales, VIP membership and coupon sales. The increase of contract liabilities in 2021 was mainly due to the increase of balance of unutilised VIP membership and coupons which are inline with transaction volume through the platform.

(iii)
The deferred income is unconsumed carbon credits with a validity term of 6 months since granted.